Event after reporting period	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Event after reporting period

35.	Event after reporting period

The Group has evaluated subsequent events through the date the consolidated financial statements were available to be issued. Based on this evaluation, there are no subsequent events that require disclosure or adjustment to the consolidated financial statements as of the reporting date.